Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payments Expense

Share based payments expense for the half-year period is derived as follows:

June 30, 2023
(All in US$)
Share rights granted in a prior period	404,410
Performance rights granted in current period (a)	480,665
Performance rights granted in a prior period	5,752,028
Options granted in a prior period	180,942
Share based payment expense	6,818,045
Performance rights net settled for withholding tax obligation	(38,744)
Movement in share based payments reserve	6,779,301

Summary of Performance Rights	Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value	Expiry	Expense recognised in half-year $
Rashda Buttar	April 5, 2023	253,401	December 31, 2025	$1.21	Cessation of employment	18,839
Nick Liveris	April 5, 2023	549,035	December 31, 2025	$1.21	Cessation of employment	40,818
Chris Burns	April 5, 2023	1,604,871	December 31, 2025	$1.21	Cessation of employment	119,312
Non-KMP employees	January 3, 2023	1,030,325	4 equal annual tranches commencing on the anniversary of employment	$1.41	Cessation of employment	263,738
Non-KMP employees	January 27, 2023	58,636		$1.86	Cessation of employment	17,671
Non-KMP employees	February 6, 2023	18,942		$1.80	Cessation of employment	5,074
Non-KMP employees	March 2, 2023	43,078		$1.49	Cessation of employment	8,346
Non-KMP employees	May 8, 2023	124,505		$0.99	Cessation of employment	6,867
Total expense recognised						480,665